Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

8. Inventories

Inventories consisted of the following for the years reported:

INVENTORIES BY CATEGORY

	December 31,
	2021	2020

	(€ in thousands)
Raw materials	2,978	3,733
Work in progress	6,504	7,661
Total	9,482	11,394

The reserve for slow-moving inventory regarding work in progress was kEUR 29 and kEUR 0 in 2021 and 2020, respectively. Related raw materials, in 2021 and 2020 of an amount of kEUR 810 and kEUR 104 have been written off, respectively, following the Company’s inventory reserve policy.